OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other assets [Abstract]
Finance lease receivables (see Note 18)	$ 403	$ 476
Other assets	82	82
Total other assets	$ 485	$ 558